Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS Conservative Allocation Portfolio Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios. (The MFS Asset Allocation Portfolios currently are MFS Conservative Allocation Portfolio, MFS Moderate Allocation Portfolio, and MFS Growth Allocation Portfolio.)

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund’s Investment Advisory Agreement with MFS. If the fees and expenses imposed by the insurance company that issued your variable contracts through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund's Investment Advisory Agreement with MFS.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds) based on the risk/return potential of the different asset classes and the risk profile of the fund. The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of April 30, 2013, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	62%
MFS Global Governments Portfolio	8%
MFS Government Securities Portfolio	10%
MFS High Yield Portfolio	5%
MFS Inflation-Adjusted Bond Portfolio	10%
MFS Limited Maturity Portfolio	12%
MFS Research Bond Series	17%
Specialty Funds:	2%
MFS Global Real Estate Portfolio	2%
International Stock Funds:	8%
MFS Emerging Markets Equity Portfolio	0%
MFS International Growth Portfolio	2%
MFS International Value Portfolio	2%
MFS Research International Portfolio	4%
U.S. Stock Funds:	28%
MFS Growth Series	6%
MFS Mid Cap Growth Series	4%
MFS Mid Cap Value Portfolio	4%
MFS New Discovery Series	1%
MFS New Discovery Value Portfolio	1%
MFS Research Series	6%
MFS Value Series	6%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS’ investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

Performance prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.  The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-411-3325
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Service Class Bar Chart.
Annual Return 2009	rr_AnnualReturn2009	19.22%
Annual Return 2010	rr_AnnualReturn2010	9.64%
Annual Return 2011	rr_AnnualReturn2011	0.63%
Annual Return 2012	rr_AnnualReturn2012	8.72%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2013, was 3.31%.  During the period(s) shown in the bar chart, the highest quarterly return was 9.51% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (7.38)% (for the calendar quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.38%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 8, 2012, the Barclays U.S. Aggregate Bond Index replaced the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index because MFS believes the Barclays U.S. Aggregate Bond Index better reflects the fund's current investment strategies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective December 8, 2012, the Barclays U.S. Aggregate Bond Index replaced the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index because MFS believes the Barclays U.S. Aggregate Bond Index better reflects the fund’s current investment strategies.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2012)
Label	rr_AverageAnnualReturnLabel	Service Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.72%
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2008
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	6.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2008
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.49%
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	8.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2008
MFS VIT III - MFS Conservative Allocation Portfolio Blended Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS VIT III - MFS Conservative Allocation Portfolio Blended Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.14%	[1]
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	7.33%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2008	[1]

[1]	As of December 31, 2012, the MFS VIT III - MFS Conservative Allocation Portfolio Blended Index (the "Blended Index") consisted of the following indices and weightings: 28% Standard & Poor's 500 Stock Index; 8% MSCI EAFE (Europe, Australasia, Far East) Index; 2% FTSE EPRA/NAREIT Developed Real Estate Index; and 62% Barclays U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the period, and may differ in the future.